Intangible assets (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Summary of intangible assets [Abstract]
Net balances at beginning of year		$ 157,453		$ 160,111
Additions		5,700		0
Transfers and others		0		0
Amortization		3,037		2,658
Net balances at year end		160,116		157,453
Accumulated Amortization [Member]
Summary of intangible assets [Abstract]
Amortization		13,459		10,422
Software [Member]
Summary of intangible assets [Abstract]
Net balances at beginning of year	[1]	31,925		34,583
Additions		5,700	[2]	0	[1]
Transfers and others		0		0	[1]
Amortization		3,037		2,658	[1]
Net balances at year end		$ 34,588		$ 31,925	[1]
Software [Member] | Minimum [Member]
Summary of intangible assets [Abstract]
Estimated useful life (years)		3 years		3 years	[1]
Software [Member] | Maximum [Member]
Summary of intangible assets [Abstract]
Estimated useful life (years)		5 years		5 years	[1]
Trademark [Member]
Summary of intangible assets [Abstract]
Net balances at year start	[3]	$ 125,528		$ 125,528
Additions	[3]	0		0
Transfers and others	[3]	0		0
Net balances at year end	[3]	$ 125,528		$ 125,528

[1]	Corresponds mainly to the SAP Hana system upgrade project.
[2]	Corresponds to the acquisition of software for environmental impact measurement on August 2, 2023.
[3]	Corresponds to the rights on the Marmex trademark associated with the maritime division segment, specifically the offshore vessels operation. This trademark is subject to annual impairment testing (see Note 12).